Share capital	6 Months Ended
Jun. 30, 2019
Share capital
Share capital

15.Share capital

Movements in share capital during the period were as follows:

	Number
	of shares
	(million)	£m

Ordinary shares of 10p each
At 1 January 2019	71,164	7,116
Issued in the period[1]	725	73
Share buybacks	(1,125)	(113)
At period end	70,764	7,076
[1]	The ordinary shares issued in the period were in respect of employee share schemes.

On 20 February 2019 the Group announced the launch of a share buyback programme to repurchase up to £1.75 billion of its outstanding ordinary shares; the programme commenced on 1 March 2019. The Group entered into an agreement with Morgan Stanley & Co. International plc and UBS AG, London Branch (the joint brokers) to conduct the share buyback programme on its behalf and to make trading decisions under the programme independently of the Group. The joint brokers are purchasing the Group’s ordinary shares as principal and selling them to the Group in accordance with the terms of their engagement. The Group intends to cancel the shares that it purchases through the programme. By 30 June 2019, the Group had bought back and cancelled 1,125 million shares under the programme.